CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 1,097,123		$ 287,256			$ 116,548
Restricted cash	64,590		57,777
Loans held for sale, at fair value	389,032		395,922	$ 468,142		255,516	$ 245,890
Digital assets	102,913		77,862			5,865
Accounts receivable, net	46,238		20,998			17,301
Other current assets	59,828		14,875			3,818
Total current assets	1,759,724		854,690			458,280
Loan servicing asset, at fair value	100,000		88,497	74,440		55,860	33,777
Loans held for investment, at fair value			0			61,337
Marketable securities, at fair value	239,694		163,489			37,066
Digital assets, non-current	7,272		9,704			0
Loan to related parties	9,927		9,372			7,915
Other non-current assets	40,172		33,826			39,610
Total assets	2,156,789		1,159,578			660,068
Current liabilities
Accounts payable and accrued liabilities	55,320		37,217			20,140
Payables to third-party loan owners	336,547		212,619			120,075
Debt, current	268,923		305,294			264,143
Other current liabilities	117,385		70,401			2,518
Total current liabilities	778,175		625,531			406,876
Debt, non-current	197,827		167,882			25,048
Lease liability	4,227		2,790			5,721
Total Liabilities	980,229		796,203			437,645
Stockholders' equity
Convertible Preferred stock — $0.00001 par value per share: 115,983,447 shares authorized, 111,900,495 shares issued and outstanding at December 31, 2024, liquidation preference $528,566,000; 106,615,302 shares authorized, 104,575,110 issued and outstanding at December 31, 2023, liquidation preference $455,274,801			2			1
Common stock — $0.00001 par value per share: 240,820,153 shares authorized, 69,300,284 issued and outstanding at December 31, 2024; 197,100,000 shares authorized, 51,618,208 issued and outstanding at December 31, 2023			2			1
Additional paid-in capital	1,369,956		675,945			555,133
Accumulated deficit	(202,153)		(320,851)			(338,065)
Total Figure Technology Solutions, Inc. stockholders' equity	1,167,824		355,098			217,070
Noncontrolling interests in consolidated subsidiaries	8,736		8,277			5,353
Total Consolidated Equity	1,176,560	$ 404,460	363,375	$ 349,572	$ 302,680	222,423	$ 260,219
Total liabilities and stockholder's equity	$ 2,156,789		$ 1,159,578			$ 660,068